Earnings per share	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Earnings per share
Note 11. Earnings per share

	For the three months ended			For the six months ended
$ millions, except number of shares and per share amounts	2026 Apr. 30	2026 Jan. 31	2025 Apr. 30	2026 Apr. 30	2025 Apr. 30
Basic EPS
Net income attributable to equity shareholders	$2,457	$3,093	$1,998	$5,550	$4,161
Less: Preferred share dividends and distributions on other equity instruments	114	106	78	220	166
Net income attributable to common shareholders	$2,343	$2,987	$1,920	$5,330	$3,995
Weighted-average common shares outstanding (thousands)	917,401	924,661	938,495	921,091	940,297
Basic EPS	$2.55	$3.23	$2.05	$5.79	$4.25
Diluted EPS
Net income attributable to common shareholders	$2,343	$2,987	$1,920	$5,330	$3,995
Weighted-average common shares outstanding (thousands)	917,401	924,661	938,495	921,091	940,297
Add: Stock options potentially exercisable (1) (thousands)	6,896	6,740	4,253	6,813	4,796
Weighted-average diluted common shares outstanding (thousands)	924,297	931,401	942,748	927,904	945,093
Diluted EPS	$2.53	$3.21	$2.04	$5.74	$4.23
(1)
Excludes average options outstanding of nil (January 31, 2026: 1,166,927; April 30, 2025: 2,422,512) with a weighted-average exercise price of nil (January 31, 2026: $126.15; April 30, 2025: $94.35) for the quarter ended April 30, 2026, and average options outstanding of nil (April 30, 2025: 2,018,760) with a weighted-average price of nil (April 30, 2025: $94.35) for the six months ended April 30, 2026, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.